Balances and Transactions with Related Parties - Summary of Significant Transactions and Effect on Income or Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ 116,915,027	$ 114,992,525	$ 65,763,866
Parque Eolico Valle de los Vientos SA [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	26,106	21,172	144,589
Parque Eolico Valle de los Vientos SA [Member] | Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	27,549	23,613	17,710
Parque Eolico Valle de los Vientos SA [Member] | Energy Purchase [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(15,953,166)	(14,098,262)	(16,630,421)
Servicios Informaticos e Inmobiliarios Ltda. [Member] | Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			210,198
Servicios Informaticos e Inmobiliarios Ltda. [Member] | Services Received [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(490,193)
Parque Eolico Talinay Oriente SA [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	92,594	21,358	128,626
Parque Eolico Talinay Oriente SA [Member] | Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	27,549	23,613	17,710
Parque Eolico Talinay Oriente SA [Member] | Energy Purchase [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(496,443)	(582,421)	(538,013)
Parque Eolico Tal Tal SA [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	214,136	260,698	109,643
Parque Eolico Tal Tal SA [Member] | Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	30,304	25,975	19,481
Parque Eolico Tal Tal SA [Member] | Energy Purchase [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(21,941,809)	(19,329,374)	(25,957,124)
Enel Green Power Chile Ltda. [Member] | Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	955,733	58,840	132,577
Enel Green Power Chile Ltda. [Member] | Services Received [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(184,246)
Almeyda Solar S.p.A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	174,763	80,357	149,146
Almeyda Solar S.p.A. [Member] | Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	11,020	9,445	7,084
Almeyda Solar S.p.A. [Member] | Energy Purchase [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(14,532)	(17,460)	(53,340)
Enel Green Power del Sur S.p.A [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	239,332	78,932	528,740
Enel Green Power del Sur S.p.A [Member] | Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	172,018	147,444	110,583
Enel Green Power del Sur S.p.A [Member] | Energy Purchase [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(135,049,067)	(122,488,331)	(104,860,402)
GNL Chile S.A. [Member] | Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	24,881	(71,770)	85,274
GNL Chile S.A. [Member] | Gas Consumption [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(99,801,403)	(131,521,989)	(194,163,392)
Enel Chile S.A. [Member] | Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(14,405,955)	(11,635,262)	(11,433,038)
Enel Chile S.A. [Member] | Financial Expense [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(564,763)	(543,476)	(754,401)
Enel Chile S.A. [Member] | Financial Income [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	1,598,157	185,047
Enel Chile S.A. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	2,026,016
Empresa De Transmision Chena S.A. [Member] | Energy Toll [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(198,112)	(268,681)	(218,223)
Transmisora Electrica De Quillota Ltda. [Member] | Energy Toll [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(242,887)	(1,383,710)
Enel Americas S.A. [Member] | Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	226,506	298,161	387,924
Empresa Electrica Panguipulli S.A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	1,750,248	270,998	914,613
Empresa Electrica Panguipulli S.A. [Member] | Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	253,045		162,672
Empresa Electrica Panguipulli S.A. [Member] | Energy Purchase [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(6,505,231)	(6,462,747)	(5,095,279)
Empresa Electrica Panguipulli S.A. [Member] | Energy Toll [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(183,233)	16,128	(75,145)
Empresa Eléctrica De Colina Ltda, [Member] | Energy Toll [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	80,189	61,440	59,757
Luz Andes Ltda. [Member] | Energy Toll [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	7,660	5,519	6,585
Electrogas S.A. [Member] | Gas Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(276,124)
Geotérmica del Norte S A [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	168,979	137,152
Geotérmica del Norte S A [Member] | Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			80,157
Geotérmica del Norte S A [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(188,644)	(1,500)	(456)
Cesi S P A [Member] | Other Fixed Operating Expenses [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(26,125)
Chinango S.A.C. [Member] | Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		39,759	18,516
Compania Distribuidora y Comercializadora de Energia SA. [Member] | Services Received [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		13,637	3,844
Emgesa S.A. E.S.P. [Member] | Services Rendered [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	849,785	622,686	1,866
Enel Brasil S.A. [Member] | Services Received [Member] | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(207,966)
Enel Brasil S.A. [Member] | Financial Expense [Member] | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(56)
Enel Generacion Costanera S.A. [Member] | Services Rendered [Member] | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		28,106
Enel Generacion El Chocon S.A. [Member] | Services Rendered [Member] | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		10,176
Enel Generacion Peru SA [Member] | Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	1,099,922	1,139,809	745,818
Enel Generacion Peru SA [Member] | Loans [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(349)
Enel Generacion Piura S.A. [Member] | Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	8,399	(57,180)	98,421
Enel Generacion Piura S.A. [Member] | Financial Expenses [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(57)
Enel Generacion Piura S.A. [Member] | Loans [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(135)
Enel Green Power Brasil Participacoes Ltda [Member] | Services Rendered [Member] | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			9,188
Enel Green Power Brasil Participacoes Ltda [Member] | Financial Income [Member] | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		5,426
Enel Green Power Italia [Member] | Services Rendered [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			262,694
Enel Green Power Peru [Member] | Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	79,509	45,710	177,478
Enel Italia Servizi SRL [Member] | Services Received [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(2,484,835)
Enel Produzione S.p.A. [Member] | Services Received [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			94,045
Enel S.p.A [Member] | Services Received [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,327,047)	(1,110,545)
Enel Green Power Mexico [Member] | Services Rendered [Member] | Mexico [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(53,976)	152,495
Enel Global Thermal Generation S.R.L. [Member] | Services Received [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(899,419)	(1,845,425)
Enel Global Trading S.p.A [Member] | Services Received [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(1,634,832)	(1,213,116)
Enel Global Trading S.p.A [Member] | Financial Expense [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(13)
Enel Global Trading S.p.A [Member] | Commodity Derivatives [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(12,118,800)	7,584,772	18,311,342
Enel Global Trading S.p.A [Member] | Gas Sales [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	58,352,346	34,701,425	21,484,590
Parque Amistad Ii Sa De Cv [Member] | Other Services Rendered [Member] | Mexico [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	17,731
Enel Green Power S.p.A. [Member] | Other Services Rendered [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	229,546
Enel Green Power S.p.A. [Member] | Technical Services [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,114,024)
Enel Italia S.R.L. [Member] | Other Services Rendered [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(872,420)
Enel Italia S.R.L. [Member] | Technical Services [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(1,840,698)
Enel Green Power Brasil [Member] | Services Rendered [Member] | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			37,936
Enel Green Power Colombia SAS [Member] | Services Rendered [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			46,557
Enel Green Power Colombia SAS [Member] | Services Received [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(4,797)
Enel Distribución Chile S A [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	361,918,373	388,037,272	374,922,466
Enel Distribución Chile S A [Member] | Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	6,888,013	1,603,224	1,592,105
Enel Distribución Chile S A [Member] | Energy Toll [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(5,215,145)	4,884,387
Enel Distribución Chile S A [Member] | Financial Expenses [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(3,677,730)
Sociedad Portuaria Central Cartagena S.A. [Member] | Other Services Rendered [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	149,525
Endesa Generacin S.A. [Member] | Services Rendered [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(158,128)
Endesa Energia S.A. [Member] | Fuel Consumption [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(8,946,259)
Endesa Energia S.A. [Member] | Gas Sales [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			10,394,146
Compania Energetica Veracruz S.A.C. [Member] | Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			283,346
Energia Nueva Energia Limpia Mexico Srl de Cy [Member] | Services Rendered [Member] | Mexico [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ 28,546	35,739
PH Chucas S.A. [Member] | Services Rendered [Member] | Costa Rica [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(79,327)	6,629
PH Chucas S.A. [Member] | Loans [Member] | Costa Rica [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(162,177)
Enel Green Power Italia S.p.A [Member] | Services Rendered [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(730,968)
Enel Iberoamerica SRL [Member] | Services Received [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(6,115)
Enel Peru S.A.C. [Member] | Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		$ 8,832	7,405
Enel Peru S.A.C. [Member] | Services Received [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			$ (181)